Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Revenue	$ 945,729	$ 900,044	$ 887,612
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	71,549	63,813	70,656
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	$ 874,180	$ 836,231	$ 816,956